March 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2026
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Bryant Park Funding Ltd., Series 2024-23A, Class D1, (3-mo. CME Term SOFR + 3.85%), 7.50%, 05/15/37(a)(b)	$1,000	$ 997,234
Golub Capital Partners CLO Ltd., Series 2024-74A, Class D1, (3-mo. CME Term SOFR + 3.20%), 6.87%, 07/25/37(a)(b)	1,000	980,556
Madison Park Funding LXIX Ltd., Series 2024-69A, Class D1, (3-mo. CME Term SOFR + 3.35%), 7.02%, 07/25/37(a)(b)	1,000	982,643
Oaktree CLO Ltd., Series 2024-26A, Class D1, (3-mo. CME Term SOFR + 3.45%), 7.12%, 04/20/37(a)(b)	1,670	1,671,474
Sycamore Tree CLO Ltd., Series 2023-3A, Class D1R, (3-mo. CME Term SOFR + 4.25%), 7.92%, 04/20/37(a)(b)	1,000	987,064
Symphony CLO Ltd., Series 2023-40A, Class D1R, (3-mo. CME Term SOFR + 2.65%), 6.32%, 01/05/38(a)(b)	1,000	991,171
Total Asset-Backed Securities — 1.6% (Cost: $6,670,000)		6,610,142

	Shares
Common Stocks
Entertainment — 0.1%
Learfield Communications LLC, (Acquired 09/06/23, Cost: $27,351)(c)(d)(e)	2,177	243,824
Financial Services — 0.1%
Aimbridge Acquisition Co., Inc.(c)(d)	5,330	239,846
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc.(d)	1,472	939
Hotels, Restaurants & Leisure — 0.0%
Fortrex Equity(c)(d)	6,425	186,325
Industrial Conglomerates — 0.0%
SVP Singer(d)	17,689	79,600
IT Services — 0.1%
Travelport LLC(c)(d)	269	276,987
Machinery — 0.1%
United Site Services, Inc.(c)(d)	28,659	207,778
Semiconductors & Semiconductor Equipment — 0.0%
Maxeon Solar Technologies Ltd.(d)	2	3
Trading Companies & Distributors — 0.0%
TMK Hawk Midco Corp.(c)(d)	23,534	164,741
Transportation Infrastructure — 0.0%
Incora Top Holdco LLC(c)(d)	14,432	81,541
Security	Shares	Value
Wireless Telecommunication Services — 0.0%
Altice France Lux 3(d)	10,219	$ 170,088
Total Common Stocks — 0.4% (Cost: $3,317,536)		1,651,672

	Par (000)
Corporate Bonds
Chemicals(b) — 0.1%
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28	$11	11,009
WR Grace Holdings LLC, 5.63%, 08/15/29	388	356,851
		367,860
Construction & Engineering — 0.1%
Brand Industrial Services, Inc., 10.38%, 08/01/30(b)	249	227,564
Diversified Telecommunication Services(b)(f) — 0.1%
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(d)(g)	396	126,595
Zayo Group Holdings, Inc.
(5.75% Cash and 0.50% PIK), 9.25%, 03/09/30	43	42,523
(7.13% Cash and 1.88% PIK), 13.75%, 09/09/30	204	190,980
		360,098
Electric Utilities — 0.0%
Texas Competitive Electric Holdings Co. LLC, 5.03%, 11/10/21(c)(d)(g)	1,710	—
Entertainment — 0.2%
Odeon Finco PLC, 12.75%, 11/01/27(b)	607	624,803
Food Products — 0.1%
Chobani Holdco II LLC, (8.75% in Cash or 9.50% in PIK), 8.75%, 10/01/29(b)(f)	483	514,406
Hotels, Restaurants & Leisure — 0.1%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/30(b)	441	411,917
Insurance — 0.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer, 6.75%, 10/15/27(b)	357	356,728
Interactive Media & Services — 1.0%
Beignet Investor LLC, 6.58%, 05/30/49(b)	3,969	4,080,752
Internet Software & Services — 0.1%
Getty Images, Inc., 11.25%, 02/21/30(b)	400	360,236
Oil, Gas & Consumable Fuels — 0.1%
EG Global Finance PLC, 12.00%, 11/30/28(b)	465	497,528
Pharmaceuticals — 0.3%
1261229 B.C. Ltd., 10.00%, 04/15/32(b)	1,265	1,295,163

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software — 0.0%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(b)	$191	$ 141,948
Transportation Infrastructure — 0.0%
Incora Top Holdco LLC, 6.00%, 01/31/33(c)(d)(g)	303	68,527
Total Corporate Bonds — 2.3% (Cost: $9,546,274)		9,307,530
Fixed Rate Loan Interests
Distributors — 0.0%
TMK Hawk Parent Corp., 2024 PIK Term Loan, 11.00%, 12/15/31(c)(f)	65	—
IT Services — 0.3%
Clover Holdings 2 LLC, Fixed Term Loan B, 7.75%, 12/09/31	1,137	1,070,488
Software — 0.2%
Cotiviti, Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31	993	923,549
Total Fixed Rate Loan Interests — 0.5% (Cost: $2,194,847)		1,994,037
Floating Rate Loan Interests(a)
Advertising Agencies — 0.2%
Outfront Media Capital LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.68%, 09/24/32	651	651,410
Summer BC Holdco B SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.26%), 8.96%, 02/15/29	241	204,228
		855,638
Aerospace & Defense — 4.4%
Arcline FM Holdings LLC, 2025 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 2.75%), 6.45%, 06/23/30	797	797,570
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.20%, 10/31/30	1,203	1,203,690
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6-mo. CME Term SOFR + 4.18%), 7.79%, 08/03/29	817	818,779
Cubic Corp.
2025 Second Out Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 8.18%, 05/25/29	3,074	610,547
2025 Second Out Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 1.26%), 4.93%, 05/25/29	454	90,239
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 10/31/31	2,220	2,218,494
2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 10/31/31	848	847,049
Kaman Corp.
2025 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.20%, 02/26/32	11	10,800
2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.17%, 02/26/32	583	583,274
Peraton Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.85%), 7.52%, 02/01/28	1,555	1,323,920
Security	Par (000)	Value
Aerospace & Defense (continued)
Propulsion BC Finco SARL, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.20%, 12/01/32	$610	$ 609,352
Setanta Aircraft Leasing DAC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.45%, 11/05/28	469	470,538
TransDigm, Inc.
2023 Term Loan J, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 02/28/31	4,355	4,354,751
2024 Term Loan L, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 01/19/32	891	891,140
2025 Term Loan K, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 03/22/30	116	115,888
2025 Term Loan M, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 08/19/32	2,721	2,720,672
2026 Term Loan N, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 02/13/33	484	484,092
		18,150,795
Automobile Components — 2.2%
Allison Transmission, Inc., 2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 01/02/33	902	904,255
Clarios Global LP
2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.17%, 05/06/30	3,289	3,275,667
2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 01/28/32	1,425	1,419,853
Garrett LX I SARL, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.67%, 01/30/32	93	92,535
Gates Corp.
2022 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 5.42%, 11/16/29	259	257,915
2024 Term Loan B5, (1-mo. CME Term SOFR + 1.75%), 5.42%, 06/04/31	1,680	1,677,032
RealTruck Group, Inc.
2021 Term Loan B, (3-mo. CME Term SOFR + 4.01%), 7.68%, 01/31/28	149	100,162
2023 Incremental Term Loan, (3-mo. CME Term SOFR + 5.26%), 8.93%, 01/31/28	418	285,477
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 8.76%, 11/17/28	1,178	1,146,465
		9,159,361
Automobiles — 0.4%
Dealer Tire Financial LLC, 2024 Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 07/02/31	1,486	1,478,455
Beverages — 0.5%
Naked Juice LLC
2025 FLFO Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.20%, 01/24/29	1,276	1,266,120
2025 FLSO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.05%, 01/24/29	440	232,258
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
Naked Juice LLC (continued)
2025 FLTO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.00%), 9.80%, 01/24/30	$553	$ 114,316
Sazerac Co., Inc., Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 07/09/32	421	420,632
		2,033,326
Biotechnology — 0.9%
BioMarin Pharmaceutical, Inc., Term Loan B, 01/28/33(h)	722	719,747
Parexel International Corp., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.42%, 12/12/31	3,057	3,044,271
		3,764,018
Broadline Retail — 0.7%
Boots Group Finco LP, USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 08/30/32	1,084	1,086,993
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 8.42%, 03/15/30	1,774	1,741,311
		2,828,304
Building Materials — 0.3%
CP Iris HoldCo I, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.67%, 10/27/32	1,248	1,236,102
Building Products — 4.8%
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.75%), 5.42%, 05/13/29	99	99,153
Chariot Buyer LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 09/08/32	3,275	3,241,405
CP Atlas Buyer, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 8.92%, 07/08/30	1,021	935,572
EMRLD Borrower LP
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.95%, 08/04/31	1,662	1,657,507
Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 05/31/30	2,925	2,919,995
Gibraltar Industries, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 02/02/33(c)	548	545,034
Gulfside Supply, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.70%, 06/17/31	757	689,958
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 9.67%, 03/08/29	382	313,189
Quikrete Holdings, Inc.
2024 Term Loan B2, (1-mo. CME Term SOFR + 2.25%), 5.92%, 03/19/29	974	972,354
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 02/10/32	1,650	1,646,204
QXO Building Products, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 04/30/32	826	823,952
Standard Industries, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 5.42%, 09/22/28	505	504,256
White Cap Supply Holdings LLC, 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 10/19/29	3,244	3,112,622
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.95%, 08/05/31	2,716	2,355,822
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.11%), 5.78%, 10/04/28	111	111,339
		19,928,362
Security	Par (000)	Value
Capital Markets — 5.4%
Allspring Buyer LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.75%, 11/01/30	$533	$ 532,962
Ardonagh Group Finco Pty. Ltd., 2024 USD Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.37%, 02/15/31	2,037	1,987,507
Aretec Group, Inc., 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 08/09/30	732	721,832
Ascensus Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 11/25/32	1,115	1,095,833
Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B7, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.45%, 12/20/29	1,041	1,041,412
BCPE Pequod Buyer, Inc., USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 11/25/31	1,289	1,248,494
Chicago U.S. Midco III LP, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 11/01/32	1,466	1,448,438
Citadel Securities LP, 2024 First Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.70%, 10/31/31	1,693	1,693,911
Edelman Financial Engines Center LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 04/07/28	1,199	1,197,355
Focus Financial Partners LLC, 2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 09/15/31	2,583	2,496,437
GTCR Everest Borrower, LLC, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.20%, 09/05/31	434	430,276
Hudson River Trading LLC, 2026 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.18%, 03/18/30	2,063	2,052,605
Jane Street Group LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 12/15/31	3,903	3,827,506
Jupiter Borrower, Inc., Term Loan B, 03/25/33(c)(h)	529	527,678
Osaic Holdings, Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.20%, 07/30/32	1,720	1,686,254
		21,988,500
Chemicals — 4.5%
Chemours Co., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.17%, 10/15/32	2,056	2,037,846
Derby Buyer LLC, 2024 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.68%, 11/01/30	1,544	1,539,771
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.42%, 10/04/29	1,009	990,993
Ecovyst Catalyst Technologies LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 06/12/31	555	555,097
Element Solutions, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 12/18/30	1,960	1,959,806
Fortis 333, Inc., USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.17%, 03/29/32	759	735,547
HB Fuller Co., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.86%), 5.53%, 02/15/30	285	285,550
INEOS U.S. Petrochem LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.92%, 10/07/31	272	191,013
Lonza Group AG, USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 7.72%, 07/03/28	1,062	924,754

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Minerals Technologies, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 11/26/31(c)	$714	$ 714,686
Olympus Water U.S. Holding Corp.
2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.70%, 06/20/31	1,994	1,911,037
2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 11/03/32	1,437	1,381,928
Oxea Corp., 2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.85%), 8.50%, 04/08/31	1,601	1,096,766
Paint Intermediate III LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 10/09/31	532	528,990
Solstice Advanced Materials, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 10/29/32	744	747,103
Sparta U.S. HoldCo LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 6.67%, 08/02/30	1,750	1,747,254
WR Grace Holdings LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.70%, 08/19/32	1,345	1,338,936
		18,687,077
Commercial Services & Supplies — 4.7%
Action Environmental Group, Inc., 2023 Term Loan B, (3- mo. CME Term SOFR + 3.00%), 6.69%, 10/24/30	843	838,666
Allied Universal Holdco LLC, 2025 USD Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 08/20/32	4,125	4,123,359
Anticimex International AB, 2025 USD Term Loan, (3-mo. SOFR + 2.90%), 6.56%, 11/17/31	559	559,007
Aramark Services, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 06/22/30	1,079	1,078,702
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 5.52%, 09/07/27	2,012	2,012,643
Citrin Cooperman Advisors LLC
2025 Add on Delayed Draw Term Loan, 0.00%, 04/01/32(c)	—	—
2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.70%, 04/01/32	1,262	1,210,034
Clean Harbors, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.50%), 5.17%, 10/08/32	477	479,666
Grant Thornton Advisors LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 06/02/31	1,266	1,176,610
Innio Group Holding GmbH, 2026 USD Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.66%, 11/02/31	1,161	1,148,809
LABL, Inc., 2026 USD Interim New Money DIP Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.75%), 10.38%, 12/02/26	92	91,936
Novelis Holdings, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.45%, 03/11/32	2,098	2,096,929
Packers Holdings LLC, 2025 Takeback Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 1.10%), 4.77%, 03/10/31	150	144,470
Prime Security Services Borrower LLC
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.66%, 10/13/30	653	649,381
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.41%, 03/07/32	2,009	1,977,655
Security	Par (000)	Value
Commercial Services & Supplies (continued)
Reworld Holding Corp.
2025 1st Lien Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.93%, 01/15/31	$144	$ 143,273
2025 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.93%, 01/15/31	884	881,681
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.92%, 11/30/28	886	885,174
		19,497,995
Communications Equipment — 0.3%
Ciena Corp., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.43%, 10/24/30	1,367	1,366,074
Radiate Holdco LLC
2025 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.00%), 7.67%, 06/26/29	31	30,911
2025 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.00%), 7.67%, 06/26/29	31	30,911
		1,427,896
Construction & Engineering — 1.2%
Azuria Water Solutions, Inc.
2026 Delayed Draw Term Loan, 01/27/33(h)	131	129,808
2026 Term Loan B, (Prime + 1.75%), 8.50%, 01/27/33	985	973,560
Brand Industrial Services, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.16%, 08/01/30	1,916	1,639,780
Construction Partners, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 11/03/31	449	448,020
Dycom Investments, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 01/27/33	625	626,825
Legence Holdings LLC, 2025 Repriced Term Loan B, (1- mo. CME Term SOFR at 0.75% Floor + 2.25%), 5.92%, 12/16/31	1,072	1,073,584
		4,891,577
Consumer Discretionary — 0.2%
Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.20%, 07/06/29	619	620,317
Consumer Staples Distribution & Retail — 0.9%
BCPE Empire Holdings, Inc., 2026 10th Amendment Term Loan, (1-mo. CME Term SOFR + 3.50%), 7.17%, 12/29/32	2,121	2,085,219
EG America LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 02/10/31	1,148	1,147,139
U.S. Foods, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 10/03/31	618	622,465
		3,854,823
Containers & Packaging — 3.7%
Charter NEX US, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.17%, 11/29/30	3,204	3,181,187
Clydesdale Acquisition Holdings, Inc.
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 04/01/32	1,542	1,436,675
Term Loan B, (1-mo. CME Term SOFR + 3.18%), 6.84%, 04/13/29	175	166,547
Colossus Acquireco LLC, Term Loan B, (3-mo. SOFR + 1.75%), 5.38%, 07/30/32	2,204	2,194,557
Graham Packaging Co., Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 01/26/33	1,151	1,137,890
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Containers & Packaging (continued)
LABL, Inc., 2021 USD 1st Lien Term Loan, 0.00%, 10/30/28	$1,556	$ 705,454
Mauser Packaging Solutions Holding Co., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.16%, 04/15/30	1,055	1,017,695
Potters Industries LLC, 2025 Repriced Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 12/23/32	596	595,005
Pregis TopCo LLC, 2025 Refinancing Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.67%, 02/01/29	1,078	1,075,907
Proampac PG Borrower LLC, 2026 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 7.78%, 03/07/33	901	868,047
Reynolds Consumer Products LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 03/04/32	1,088	1,090,533
Ring Container Technologies Group LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.17%, 09/15/32	972	961,216
Trident TPI Holdings, Inc., 2024 Term Loan B7, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.45%, 09/15/28	740	700,102
		15,130,815
Distributors — 1.5%
American Builders & Contractors Supply Co., Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 01/31/31	1,589	1,587,692
Core & Main LP
2024 Term Loan D, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.68%, 07/27/28	3,413	3,410,438
2024 Term Loan E, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.68%, 02/09/31(c)	775	775,254
Herc Holdings, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.43%, 06/02/32	267	267,442
		6,040,826
Diversified Consumer Services — 0.9%
Bright Horizons Family Solutions LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 08/23/32	975	972,055
OMNIA Partners LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.43%, 12/31/32	416	415,327
PG Investment Co. 59 SARL, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.95%, 03/26/31	562	561,830
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 01/30/31	1,690	1,674,611
		3,623,823
Diversified REITs — 0.1%
RHP Hotel Properties LP, 2024 1st Lien Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 05/20/30	481	479,320
Diversified Telecommunication Services — 2.1%
Cogeco Financing 2 LP, 2023 Incremental Term Loan B, (1-mo. CME Term SOFR + 2.61%), 6.28%, 09/01/28	179	170,776
Level 3 Financing, Inc., 2025 Repriced Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 03/29/32	3,115	3,111,761
Security	Par (000)	Value
Diversified Telecommunication Services (continued)
Orbcomm, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.10%, 09/01/28	$504	$ 463,611
Sunrise Financing Partnership, Term Loan AAA, (6-mo. CME Term SOFR at 0.00% Floor + 2.47%), 6.10%, 02/15/32	433	429,618
Virgin Media Bristol LLC, 2023 USD Term Loan Y, (6-mo. CME Term SOFR at 0.00% Floor + 3.18%), 7.05%, 03/31/31	988	898,663
Zayo Group Holdings, Inc., 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.11% and 0.50% PIK), 7.28%, 03/11/30(f)	3,629	3,557,290
		8,631,719
Electric Utilities — 1.2%
NRG Energy, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.85%), 5.52%, 04/16/31	2,841	2,843,632
Talen Energy Supply LLC, 2024-1 Incremental Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.15%, 12/15/31	600	600,898
Vistra Operations Co. LLC, 1st Lien Term Loan B3, (1-mo. CME Term SOFR + 1.75%), 5.42%, 12/20/30	1,296	1,297,248
		4,741,778
Electronic Equipment, Instruments & Components — 0.5%
Celestica, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.43%, 06/20/31(c)	436	435,685
Coherent Corp., 2025 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 07/02/29	851	850,410
Sanmina Corp., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 10/27/32(c)	794	793,008
		2,079,103
Energy Equipment & Services — 0.1%
Deep Blue Operating I LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 10/01/32(c)	285	285,713
Entertainment — 4.6%
Creative Artists Agency LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 10/01/31	2,191	2,187,064
Delta 2 Lux SARL, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.45%, 09/30/31	2,501	2,493,828
DK Crown Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 03/04/32	1,676	1,672,936
Electronic Arts, Inc., USD Term Loan B, 03/24/33(h)	3,280	3,259,500
EOC Borrower LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 03/24/32	2,738	2,724,898
GVC Holdings Gibraltar Ltd., 2025 Term Loan B5 (2032), (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.95%, 07/31/32	304	302,894
Live Nation Entertainment, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 10/21/32	1,413	1,411,691
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.20%, 11/12/29	1,684	1,465,096
TKO Worldwide Holdings LLC, 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.66%, 11/21/31	3,348	3,343,804
		18,861,711

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental, Maintenance & Security Service — 0.2%
JFL-Tiger Acquisition Co., Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.46%, 10/17/30	$674	$ 673,669
Reworld Holding Corp., 2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.93%, 01/15/31	320	319,199
		992,868
Financial Services — 4.2%
ABG Intermediate Holdings 2 LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 12/21/28	1,141	1,138,009
Acuren Delaware Holdco, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 07/30/31	363	362,446
Aggreko Holdings, Inc., 2025 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.66%, 05/21/31	1,839	1,836,503
Apex Group Treasury LLC, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.17%, 02/27/32	1,718	1,560,564
APi Group DE, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 01/03/29	2,239	2,235,401
CPI Holdco B LLC, 2025 Add-on Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 05/19/31	3,170	3,145,635
Gryphon Acquire NewCo LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 09/13/32	836	836,209
Hyperion Refinance SARL, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.42%, 02/15/31	1,719	1,662,306
LBM Acquisition LLC, 2024 Incremental Term Loan B, (1- mo. CME Term SOFR at 0.75% Floor + 3.75%), 7.50%, 06/06/31	700	558,166
Orion U.S. Finco, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.15%, 10/08/32	999	987,971
Sotera Health Holdings LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 05/30/31	2,074	2,073,698
Summit Acquisition, Inc., 2025 Add-on Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.17%, 10/16/31(c)	100	100,244
WEX, Inc.
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 03/31/28	311	309,305
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 03/05/32	401	396,940
		17,203,397
Food Products — 1.9%
Chobani LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 10/28/32	3,580	3,578,524
Froneri U.S., Inc.
2024 USD Term Loan B4, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.88%, 09/30/31	2,696	2,638,707
2025 USD Term Loan B6, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.88%, 09/30/32	304	297,835
H-Food Holdings LLC, 2025 Exit Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 6.50%), 10.17%, 03/29/30	149	149,012
Security	Par (000)	Value
Food Products (continued)
Treehouse Foods, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.92%, 02/11/33	$851	$ 846,039
UTZ Quality Foods LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.20%, 01/29/32	408	407,043
Wellness Pet LLC, 2025 Second Out Exchange Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 7.71%, 12/31/29	144	19,365
		7,936,525
Gas Utilities — 0.2%
BIP PipeCo Holdings LLC, Term Loan B, (2-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.65%, 12/06/30	372	372,138
M6 ETX Holdings II Midco LLC, 2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 04/01/32	460	461,196
		833,334
Ground Transportation — 1.0%
Genesee & Wyoming, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.45%, 04/10/31	3,173	3,155,172
Hertz Corp.
2021 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 7.28%, 06/30/28	963	710,042
2021 Term Loan C, (1-mo. CME Term SOFR + 3.61%), 7.28%, 06/30/28	190	140,489
		4,005,703
Health Care Equipment & Supplies — 3.7%
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.42%, 02/15/29	2,338	2,290,810
Bausch & Lomb Corporation, 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.42%, 01/15/31	2,627	2,630,764
Cotiviti, Inc., 2024 Term Loan, (1-mo. CME Term SOFR + 2.75%), 6.42%, 05/01/31	1,864	1,713,346
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 7.80%, 10/01/27	523	507,012
Hologic Inc., 2026 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 01/14/33	4,496	4,439,800
PointClickCare Technologies, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 11/03/31	655	650,723
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.26%), 7.93%, 06/02/28	1,708	1,498,703
QuidelOrtho Corp., Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.67%, 08/20/32	1,030	1,028,105
Waystar Technologies, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 10/22/29(c)	551	548,757
		15,308,020
Health Care Providers & Services — 3.4%
ACP Tara Holdings, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 12/15/32	228	228,759
AHP Health Partners, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.92%, 09/20/32	176	175,774
CHG Healthcare Services, Inc., 2025 Term Loan B1, (3- mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.45%, 09/29/28	990	990,210
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
CNT Holdings I Corp., 2025 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.17%, 11/08/32	$1,243	$ 1,241,431
Concentra Health Services, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 07/26/31	572	573,727
Examworks Bidco, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.17%, 02/06/33	1,071	1,068,865
EyeCare Partners LLC, 2024 Third Out Term Loan C, 0.00%, 11/30/28(d)(g)	53	8,912
ICON Luxembourg SARL, 2024 LUX Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.70%, 07/03/28	548	548,826
Ingenovis Health, Inc., Term Loan B, (3-mo. CME Term SOFR + 4.51%), 8.18%, 03/06/28	759	207,359
LifePoint Health, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.42%, 05/19/31	966	965,469
Medical Solutions Holdings, Inc.
2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.60%), 7.27%, 11/01/28	882	174,879
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.10%), 10.77%, 11/01/29	611	48,880
Medline Borrower LP
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 10/23/30	1,724	1,725,585
2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 10/23/28	1,247	1,248,958
Option Care Health, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 09/22/32	1,359	1,362,898
Raven Acquisition Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 11/19/31	522	511,943
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.70%, 09/27/30	1,072	1,058,790
Surgery Center Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 12/19/30	1,269	1,268,671
Team Health Holdings, Inc., 2026 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.66%, 06/30/28	441	438,472
		13,848,408
Hotels, Restaurants & Leisure — 7.7%
Aimbridge Acquisition Co., Inc.
2025 1st Lien Second Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 1.61% and 6.00% PIK), 11.29%, 03/11/30(f)	192	187,729
2025 First Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.61%), 9.29%, 03/11/30	204	199,708
Alterra Mountain Co., 2025 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 05/31/30(c)	998	996,725
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 09/20/30	1,663	1,658,431
Caesars Entertainment, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 5.92%, 02/06/31	2,817	2,728,504
Term Loan B, (1-mo. CME Term SOFR + 2.25%), 5.92%, 02/06/30	1,140	1,105,868
Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Crown Finance U.S., Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.17%, 12/02/31	$977	$ 966,140
Fertitta Entertainment LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 6.92%, 01/27/29	2,606	2,551,220
Flutter Financing BV
2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.45%, 11/30/30	3,478	3,434,471
2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.70%, 06/04/32	872	860,851
Four Seasons Hotels Ltd., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 09/22/32	3,099	3,115,825
Great Canadian Gaming Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.44%, 11/01/29	767	753,947
Herschend Entertainment Co. LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 05/27/32	871	870,974
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 5.43%, 11/08/30	767	767,959
IRB Holding Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.18%, 12/16/30	1,457	1,452,824
Light & Wonder International, Inc., 2026 Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.67%, 04/16/29	1,111	1,109,626
Ontario Gaming GTA LP, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 7.95%, 08/01/30	571	534,034
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.17%, 05/03/29	867	869,138
Scientific Games Holdings LP, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.65%, 04/04/29	825	811,516
SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.67%, 12/04/31(c)	535	526,975
Six Flags Entertainment Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 05/01/31	331	325,722
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 03/14/31	1,933	1,930,396
TRQ Sales LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.99%, 12/30/32	850	821,848
Voyager Parent LLC, Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.95%, 07/01/32	998	990,087
Whatabrands LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.17%, 08/03/28	715	713,599
Wyndham Hotels & Resorts, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 05/24/30	1,336	1,339,690
		31,623,807
Household Durables — 0.5%
Madison Safety & Flow LLC, 2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.18%, 09/26/31	425	424,181
Somnigroup International, Inc., Term Loan B, (1-mo. SOFR + 2.25%), 5.88%, 10/24/31	391	391,924

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Household Durables (continued)
Springs Windows Fashions LLC, 2024 FLFO Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.17%, 12/19/29	$53	$ 52,818
SWF Holdings I Corp., 2024 FLFO A1 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.17%, 12/19/29	80	79,227
Weber-Stephen Products LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.41%, 10/01/32	1,261	1,230,106
		2,178,256
Household Products — 0.2%
Lavender US HoldCo 1, Inc., USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 12/30/32	865	851,074
Independent Power and Renewable Electricity Producers — 1.0%
Calpine Construction Finance Co. LP, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 07/31/30	1,968	1,967,521
Constellation Renewables LLC, 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 2.00%), 5.67%, 12/15/27	961	960,563
Talen Energy Supply LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 11/25/32	1,077	1,077,106
		4,005,190
Industrial Conglomerates — 1.5%
Beach Acquisition Bidco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 09/12/32	590	590,259
Chromalloy Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.91%, 03/27/31	414	413,772
CoorsTek, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 10/28/32	454	455,564
Fluid-Flow Products, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 03/04/33	161	160,799
Heritage Environmental Services, Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.68%, 04/01/33(c)	355	355,000
LSF12 Crown U.S. Commercial Bidco LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 12/02/31	561	561,104
Pinnacle Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.16%, 10/01/32	771	771,168
Resideo Funding, Inc., 2025 Incremental Term Loan, (3- mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 08/13/32	927	923,863
Resilience Parent LLC, 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.10%, 02/28/33	1,675	1,665,051
Stitch Acquisition Corp., 2024 2nd Out Term Loan, (3-mo. CME Term SOFR + 7.50%), 11.46%, 12/31/29(c)	254	206,110
		6,102,690
Insurance — 7.7%
Alliant Holdings Intermediate LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 09/19/31	7,507	7,442,521
AmWINS Group, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.00%), 5.67%, 01/30/32	2,500	2,481,147
Amynta Agency Borrower, Inc., 2026 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 12/29/31	2,113	2,078,990
Security	Par (000)	Value
Insurance (continued)
Asurion LLC, 2025 Term Loan B13, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.92%, 09/19/30	$1,571	$ 1,551,158
Baldwin Insurance Group Holdings LLC, 2025 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.18%, 05/26/31	840	824,474
HUB International Ltd., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 06/20/30	4,394	4,381,642
Jones DesLauriers Insurance Management Inc., 2026 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.66%, 02/02/33	2,075	2,012,647
OneDigital Borrower LLC, 2025 Repriced Term Loan, (1- mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.67%, 07/02/31	198	190,519
Ryan Specialty LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 09/15/31	1,567	1,562,727
Truist Insurance Holdings LLC
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.45%, 05/06/31	3,043	2,996,158
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.45%, 05/06/32	529	523,353
USI, Inc.
2024 Term Loan C, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.95%, 09/29/30	1,701	1,694,894
2024 Term Loan D, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.95%, 11/21/29	3,977	3,964,832
		31,705,062
Interactive Media & Services — 0.1%
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 6.42%, 01/31/31	502	431,614
Internet Software & Services — 0.1%
Gen Digital, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 04/16/32	203	200,030
IT Services — 3.9%
Asurion LLC
2021 Second Lien Term Loan B4, (1-mo. CME Term SOFR + 5.36%), 9.03%, 01/20/29	418	415,292
2023 Term Loan B11, (1-mo. CME Term SOFR at 0.00% Floor + 4.35%), 8.02%, 08/19/28	115	114,407
2024 Term Loan B12, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.92%, 09/19/30	401	396,792
2026 Term Loan B14, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.42%, 02/23/33	630	608,347
Central Parent LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 07/06/29	1,994	1,415,657
Clearwater Analytics LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 04/21/32	928	927,175
Epicor Software Corp., 2024 Term Loan F, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.17%, 05/30/31	2,493	2,442,868
Galileo Parent, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.17%, 03/03/33	661	646,954
Go Daddy Operating Co. LLC, 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 11/09/29	1,391	1,368,434
ION Platform Finance U.S., Inc., USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.45%, 10/07/32	2,497	1,995,990
Iron Mountain, Inc., 2023 Term Loan B, 01/31/31(h)	550	545,875
Modena Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.92%, 07/01/31	668	597,777
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
IT Services (continued)
Project Boost Purchaser LLC, 2025 Refinancing Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.45%, 07/16/31	$1,447	$ 1,392,610
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 07/31/31	2,744	2,690,811
Shift4 Payments, LLC, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.65%, 07/03/32	516	514,098
		16,073,087
Leisure Products — 0.4%
Bombardier Recreational Products, Inc., 2024 Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 01/22/31	481	480,508
City Football Group Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.46%, 07/22/30	1,152	1,147,829
		1,628,337
Machinery — 4.8%
AI Aqua Merger Sub, Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.29%, 07/31/28	1,731	1,725,675
Chart Industries, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 6.16%, 03/15/30	488	487,162
Columbus McKinnon Corp., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.20%, 02/03/33	1,158	1,152,735
CompoSecure Holdings LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.93%, 01/14/33	1,778	1,770,230
Filtration Group Corp., 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.17%, 10/21/28	3,258	3,256,310
Indicor LLC, 2026 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.20%, 11/22/29	768	767,510
LSF12 Helix Parent LLC, USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.17%, 02/10/33	1,145	1,128,514
Madison IAQ LLC, Term Loan, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.13%, 06/21/28	3,598	3,593,769
PECF USS Intermediate Holding III Corp., 2026 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 7.50%), 11.17%, 03/03/33	121	115,381
Tega MC Australia Holdings Pty. Ltd., Term Loan B, 03/25/33(c)(h)	526	522,055
TK Elevator U.S. Newco, Inc., 2025 USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.38%, 04/30/30	2,823	2,828,006
WEC U.S. Holdings Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 01/27/31	2,260	2,254,663
		19,602,010
Media — 3.1%
Altice France SA, 2025 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 6.88%), 10.55%, 05/31/31	1,715	1,715,719
Charter Communications Operating LLC
2023 Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.66%, 12/07/30	1,364	1,362,119
2024 Term Loan B5, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.91%, 12/15/31	864	863,590
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 7.78%, 08/23/28	717	717,559
CSC Holdings LLC, 2019 Term Loan B5, (Prime + 1.50%), 8.25%, 04/15/27	2,559	2,249,811
Security	Par (000)	Value
Media (continued)
ECL Entertainment LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 08/30/30	$1,046	$ 1,038,258
Gray Media, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 8.92%, 06/04/29	5	4,791
Learfield Communications LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.17%, 06/30/28	613	613,348
NEP Group, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.17%, 10/17/31	1,258	1,134,628
Nexstar Broadcasting, Inc., 2026 Term Loan B7, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.40%, 03/18/33	713	704,387
Radiate Holdco LLC, 2025 FLFO Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.61%), 7.28%, 09/25/29	2,348	2,083,056
Telenet Financing USD LLC, 2020 USD Term Loan AR, (1-mo. CME Term SOFR at 0.00% Floor + 2.11%), 5.79%, 04/28/28	420	414,313
		12,901,579
Metals & Mining — 0.3%
Covia Holdings LLC, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.40%, 02/26/32	1,193	1,189,292
Multi-Utilities — 0.5%
GFL ES US LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 03/03/32	1,992	1,990,755
Oil, Gas & Consumable Fuels — 2.0%
Blackfin Pipeline LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 09/29/32	406	407,631
Buckeye Partners LP, 2025 Term Loan B7, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 11/22/32	451	451,960
Freeport LNG Investments, LLLP, 2026 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.89%, 02/11/33	1,455	1,453,792
GIP Pilot Acquisition Partners LP, 2025 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.65%, 10/04/30	263	263,310
Hilcorp Energy I LP, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.43%, 02/11/30(c)	666	665,437
Meade Pipeline Co. LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.69%, 09/22/32	414	413,309
Murphy USA, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 04/07/32	291	293,545
NGL Energy Partners LP, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.18%, 03/11/33	577	577,000
Oryx Midstream Services Permian Basin LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.93%, 10/05/28	2,498	2,498,395
TransMontaigne Partners LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.92%, 03/16/30	444	442,702
Whitewater Matterhorn Holdings LLC, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.45%, 06/16/32	754	749,685
		8,216,766
Passenger Airlines — 1.6%
AAdvantage Loyalty IP Ltd., 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 04/20/28	817	807,751
Air Canada, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 03/21/31	1,408	1,394,893
American Airlines, Inc.
Series AA, 2017 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.85%), 5.52%, 01/29/27	264	261,687

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Passenger Airlines (continued)
American Airlines, Inc. (continued)
2023 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.91%, 06/04/29	$1,211	$ 1,172,975
JetBlue Airways Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 8.44%, 08/27/29	1,277	1,157,967
Stonepeak Nile Parent LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 04/09/32	583	581,100
United Airlines, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.43%, 02/22/31	1,169	1,164,359
		6,540,732
Pharmaceuticals — 1.3%
Amneal Pharmaceuticals LLC, 2026 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.67%, 08/01/32	1,735	1,738,967
Elanco Animal Health, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 10/31/32	417	416,535
Endo Finance Holdings, Inc., 2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.42%, 04/23/31	471	468,240
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR + 2.25%), 5.92%, 05/05/28	1,737	1,741,907
Organon & Co., 2024 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.92%, 05/19/31	316	300,423
Perrigo Investments LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 04/20/29	652	647,942
PRA Health Sciences, Inc., 2024 US Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.70%, 07/03/28	137	136,741
		5,450,755
Professional Services — 2.6%
AlixPartners LLP, 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 08/12/32	781	772,586
Amentum Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 09/29/31	1,174	1,173,240
CoreLogic, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.28%, 06/02/28	1,554	1,482,964
Corpay Technologies Operating Co. LLC, Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 04/28/28	1,778	1,776,528
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.00% and 3.25% PIK), 9.42%, 07/31/30(f)	471	404,424
Trans Union LLC
2024 Term Loan B8, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.45%, 06/24/31	1,795	1,783,675
2024 Term Loan B9, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.45%, 06/24/31	852	846,614
Zelis Payments Buyer, Inc.
5th Amendment Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 11/26/31	1,654	1,598,044
Term Loan B, (1-mo. CME Term SOFR + 2.75%), 6.42%, 09/28/29	872	843,029
		10,681,104
Security	Par (000)	Value
Real Estate Management & Development — 0.1%
Cushman & Wakefield U.S. Borrower LLC, 2025 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.42%, 01/31/30(c)	$553	$ 554,801
Semiconductors & Semiconductor Equipment — 0.7%
Entegris, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.43%, 07/06/29	656	656,740
Qnity Electronics, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 11/01/32	2,030	2,024,838
		2,681,578
Software — 11.1%
Applied Systems, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.95%, 02/24/31	2,989	2,927,197
Avalara, Inc., 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.45%, 03/26/32	965	941,818
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.17%, 08/15/29	840	531,583
Boxer Parent Co., Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 07/30/31	2,783	2,573,311
Capstone Borrower, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.45%, 06/17/30	559	530,575
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR + 2.00%), 5.67%, 01/23/32	1,480	1,467,244
Cloud Software Group, Inc.
2025 Term Loan B (2031), (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 03/21/31	2,841	2,594,229
2025 Term Loan B (2032), (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 08/13/32	3,054	2,784,949
Cloudera, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 7.52%, 10/08/28	584	518,278
Clover Holdings 2 LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.68%, 12/09/31	2,006	1,918,293
CoreLogic, Inc., 2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.61%), 10.28%, 06/04/29	440	409,392
Darktrace PLC, 1st Lien Term Loan, (3-mo. CME Term SOFR + 3.25%), 6.90%, 10/09/31	341	325,372
Dayforce, Inc., 2026 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.66%, 02/04/33	2,055	1,941,400
DS Admiral Bidco LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 7.95%, 06/26/31	551	515,572
Ellucian Holdings, Inc.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.17%, 10/08/29	2,757	2,677,623
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 8.42%, 11/22/32	519	495,214
Gen Digital, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 5.42%, 09/12/29	2,687	2,656,363
Genesys Cloud Services, Inc., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 01/30/32	1,947	1,859,768
Kaseya, Inc., 2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 03/22/32	2,861	2,664,164
McAfee Corp., 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.67%, 03/01/29	1,371	1,220,260
MH Sub I LLC, 2024 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 7.92%, 12/31/31	574	379,770
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Mitchell International, Inc., 2024 2nd Lien Term Loan, (1- mo. CME Term SOFR + 5.25%), 8.92%, 06/17/32	$391	$ 350,157
MKS Instruments, Inc., 2026 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.41%, 02/04/33	1,146	1,146,355
Ping Identity Corp., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 11/15/32(c)	482	475,373
Proofpoint, Inc., 2025 Repriced Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.70%, 08/31/28	3,248	3,139,733
Quartz Acquireco LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.95%, 06/28/30(c)	774	642,504
RealPage, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR + 3.26%), 6.96%, 04/24/28	1,429	1,366,190
SS&C Technologies, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 05/09/31	2,324	2,315,157
UKG, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 02/10/31	2,354	2,246,308
VS Buyer LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 04/12/31	2,224	2,168,313
		45,782,465
Specialty Retail — 2.5%
Belron Finance 2019 LLC, 2026 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.66%, 10/16/31	2,943	2,939,934
Hunter Douglas, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.70%, 01/20/32	1,799	1,788,735
LS Group OpCo Acquistion LLC, 2025 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 04/23/31	1,030	1,025,576
Mavis Tire Express Services Topco Corp., 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 6.67%, 05/04/28	2,846	2,841,812
Peer USA LLC, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.95%, 10/14/32	294	291,060
Project Aurora US Finco, Inc., USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.45%, 12/06/32	210	210,000
Pye-Barker Fire & Safety LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 12/16/32	963	963,947
Restoration Hardware, Inc., 2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.02%, 10/20/28	271	269,261
		10,330,325
Technology Hardware, Storage & Peripherals — 0.7%
Finastra USA, Inc., 2025 USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.67%, 09/15/32	2,880	2,700,000
Textiles, Apparel & Luxury Goods — 0.1%
ABG Intermediate Holdings 2 LLC, 2025 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 02/13/32	574	570,086
Tobacco — 0.0%
Savor Acquisition, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 02/19/32	53	52,744
Security	Par (000)	Value
Trading Companies & Distributors — 0.2%
TMK Hawk Parent Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 4.00%), 7.67%, 07/02/29(c)	$1,839	$ 836,653
Transportation Infrastructure — 1.3%
Apple Bidco LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 09/23/31	2,742	2,741,930
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.35%), 10.02%, 12/15/26	818	812,113
Rand Parent LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.70%, 03/18/30	1,415	1,411,319
SIRVA Worldwide, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 8.00%), 11.66%, 08/20/29	1,018	391,817
		5,357,179
Wireless Telecommunication Services — 0.8%
Digicel International Finance Ltd., 2025 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 5.25%), 8.92%, 08/06/32	519	517,512
SBA Senior Finance II LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 01/25/31	1,501	1,505,146
Windstream Services LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.67%, 10/06/32	1,124	1,123,486
		3,146,144
Total Floating Rate Loan Interests — 117.7% (Cost: $498,479,568)		483,789,724

	Shares
Investment Companies
Equity Funds — 3.7%
H-Food Holdings, LLC	9,223	170,626
Invesco Senior Loan ETF	534,300	10,905,063
State Street Blackstone Senior Loan ETF	110,000	4,415,400
		15,491,089
Fixed Income Funds — 0.5%
iShares 0-5 Year Investment Grade Corporate Bond ETF(i)	40,000	2,019,600
Total Investment Companies — 4.2% (Cost: $18,024,574)		17,510,689
Preferred Securities
Preferred Stocks — 0.0%(d)
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc., 07/21/30	338	59,199

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services(c) — 0.0%
Veritas Newco
Series G	1,814	$ 34,455
Series G-1	1,252	23,791
		58,246
		117,445
Total Preferred Securities — 0.0% (Cost: $301,718)		117,445
Warrants
Financial Services — 0.0%
Service King (Carnelian Point), (Exercisable 01/14/23, 1 Share for 1 Warrant, Expires 06/30/27, Strike Price USD 10.00)(d)	1,895	—
Total Warrants — 0.0% (Cost: $ — )		—
Total Investments — 126.7% (Cost: $538,534,517)		520,981,239
Liabilities in Excess of Other Assets — (26.7)%		(109,885,734)
Net Assets — 100.0%		$ 411,095,505

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Non-income producing security.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $243,824, representing 0.1% of its net assets as of period end, and an original cost of $27,351.

(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)	Affiliate of the Fund.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares(a)	$ —	$ 28,115,118	$ (28,115,118)	$ —	$ —	$ —	—	$ 4,203	$ —
iShares 0-5 Year High Yield Corporate Bond ETF(a)	214,350	—	(213,500)	9,119	(9,969)	—	—	1,246	—
iShares 0-5 Year Investment Grade Corporate Bond ETF	—	2,019,600	—	—	—	2,019,600	—	—	—
				$ 9,119	$ (9,969)	$ 2,019,600		$ 5,449	$ —

(a)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Ultra Long Treasury Note	10	06/18/26	$ 1,134	$ 22,124
U.S. Long Bond	7	06/18/26	795	25,922
				$ 48,046
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	198,417	EUR	172,000	Barclays Bank PLC	06/17/26	$ (1,080)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 6,610,142	$ —	$ 6,610,142
Common Stocks
Entertainment	—	—	243,824	243,824
Financial Services	—	—	239,846	239,846
Ground Transportation	—	939	—	939
Hotels, Restaurants & Leisure	—	—	186,325	186,325
Industrial Conglomerates	—	79,600	—	79,600
IT Services	—	—	276,987	276,987
Machinery	—	—	207,778	207,778
Semiconductors & Semiconductor Equipment	3	—	—	3
Trading Companies & Distributors	—	—	164,741	164,741
Transportation Infrastructure	—	—	81,541	81,541
Wireless Telecommunication Services	—	170,088	—	170,088
Corporate Bonds	—	9,239,003	68,527	9,307,530
Fixed Rate Loan Interests	—	1,994,037	—	1,994,037
Floating Rate Loan Interests	—	473,282,032	10,507,692	483,789,724
Investment Companies
Equity Funds	15,320,463	170,626	—	15,491,089
Fixed Income Funds	2,019,600	—	—	2,019,600
Preferred Securities
Preferred Stocks	—	59,199	58,246	117,445
Warrants	—	—	—	—
Unfunded Floating Rate Loan Interests(a)	—	221	—	221
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(4,067)	(18,637)	(22,704)
	$17,340,066	$491,601,820	$12,016,870	$520,958,756
Derivative Financial Instruments(b)
Assets
Interest Rate Contracts	$ 48,046	$ —	$ —	$ 48,046

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Foreign Currency Exchange Contracts	$ —	$ (1,080)	$ —	$ (1,080)
	$48,046	$(1,080)	$—	$46,966

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Other Interests	Preferred Stocks	Unfunded Floating Rate Loan Interests
Assets
Opening balance, as of December 31, 2025	$ 1,807,223	$ 69,012	$ —	$ 13,788,015	$ —(a )	$ 71,415	$ 272
Transfers into Level 3(b)	—	—	—	4,252,322	—	—	5,481
Transfers out of Level 3(c)	—	—	—	(4,625,212)	—	—	(272)
Accrued discounts/premiums	—	760	—	4,954	—	—	—
Net realized gain (loss)	—	—	—	(83,472)	—	—	—
Net change in unrealized appreciation (depreciation)(d)	(677,500)	(1,245)	(1,782)	(32,834)	—	(13,169)	(24,118)
Purchases	1,122,608	—	1,782	2,119,776	—	—	—
Sales	(851,289)	—	—	(4,915,857)	—	—	—
Closing balance, as of March 31, 2026	$ 1,401,042	$ 68,527	$ —	$ 10,507,692	$ —(a )	$ 58,246	$ (18,637)
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2026(d)	$ (1,445,165)	$ (1,245)	$ (1,782)	$ (70,814)	$ —	$ (13,169)	$ (24,119)

Total
Assets
Opening balance, as of December 31, 2025	$ 15,735,937
Transfers into Level 3(b)	4,257,803
Transfers out of Level 3(c)	(4,625,484)
Accrued discounts/premiums	5,714
Net realized gain (loss)	(83,472)
Net change in unrealized appreciation (depreciation)(d)	(750,648)
Purchases	3,244,166
Sales	(5,767,146)
Closing balance, as of March 31, 2026	$ 12,016,870
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2026(d)	$ (1,556,294)

(a)	Rounds to less than $1.
(b)
As of December 31, 2025, the Fund used observable inputs in determining the value of certain investments. As of March 31, 2026, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(c)
As of December 31, 2025, the Fund used significant unobservable inputs in determining the value of certain investments. As of March 31, 2026, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(d)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2026 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Currency Abbreviation
EUR	Euro
USD	United States Dollar

Portfolio Abbreviation
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
DIP	Debtor-In-Possession
ETF	Exchange-Traded Fund
GO	General Obligation Bonds
PIK	Payment-in-Kind
SOFR	Secured Overnight Financing Rate